Business Combination (Tables)	6 Months Ended
Jun. 30, 2023
Business Combination [Abstract]
Schedule of Business Acquisitions, by Acquisition	The following table summarizes the total consideration transferred during the Business Combination:
Consideration Transferred	Total
Pre-combination vesting of modified Profits Interests	$325
Pre-combination vesting of unmodified Profits Interests	651
Consideration Transferred to Sellers	975
Class A OpCo Units – non-controlling interests	1,785,283
Fair value of total consideration transferred	$1,786,258

Schedule of Recognized Identified Assets Acquired and Liabilities Assumed

The following table sets forth the fair value of the assets and liabilities assumed in connection with the Business Combination:

Total
Assets Acquired
Current Assets
Cash	$7,946
Prepaid expenses	637
Other current assets	30
Total Current Assets	8,613

Long Term Assets
Intangible assets, net	1,345,000
Property, plant and equipment	91,855
Right-of-use assets	940
Total Long Term Assets	1,437,795
Total Assets Acquired	$1,446,408

Liabilities Assumed
Current Liabilities
Accounts payable	2,574
Accrued liabilities	7,370
Current lease liability	137
Other current liabilities	1
Total Current Liabilities	10,082

Long Term Liabilities
Deferred tax liability	81,243
Asset retirement obligation	1,967
Long term lease liability	594
Total Long Term Liabilities	83,804
Total Liabilities Assumed	93,886

Total identifiable net assets	1,352,522
Goodwill	433,737
Net assets acquired	$1,786,259

Business Acquisition, Pro Forma Information	The following table presents pro forma information as if the Business Combination occurred as of January 1, 2022.
	Three Months Ended		Six Months Ended
	June 30, 2023	June 30, 2022	June 30, 2023	June 30, 2022
Pro forma revenue	$125	$208	$175	$432
Pro forma net loss	(140,353)	(30,507)	(174,157)	(58,594)
Pro forma net loss attributable to non-redeemable controlling interest	(44,913)	(9,762)	(55,730)	(18,750)
Pro forma net loss attributable to non-redeemable non-controlling interests	(95,440)	(20,745)	(118,427)	(39,844)